DERIVATIVES	9 Months Ended
Sep. 30, 2019
DERIVATIVES [Abstract]
DERIVATIVES
10. DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on borrowings associated with aircraft with fixed rate rentals. As of September 30, 2019, the Company had $1.3 billion of floating rate debt associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on either the one-month or three-month LIBOR applied to the notional amounts over the life of the contracts. As of September 30, 2019 and December 31, 2018, the Company had interest rate swap contracts with notional amounts aggregating $1.0 billion and $1.1 billion, respectively. The unrealized fair value gain on the interest rate swap contracts, reflected as derivative assets, was $0.5 million and $3.2 million as of September 30, 2019 and December 31, 2018, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $37.6 million and $8.6 million as of September 30, 2019 and December 31, 2018, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company entered into a cross currency swap contract in 2018 in conjunction with a lease in which a portion of the lease rental is denominated in Euros. Pursuant to such cross currency swap, the Company receives U.S. dollars based on a fixed conversion rate through the maturity date of the swap contract. Over the remaining life of the cross currency swap contract, the Company expects to receive $61.1 million in U.S. dollars. The unrealized fair value gain, reflected as a derivative asset, was $6.2 million and $2.7 million as of September 30, 2019 and December 31, 2018, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves and credit spreads.

Effective January 1, 2019, the Company adopted ASU 2017-12, Derivatives and Hedging (Topic 815), which is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. Under the guidance, if a cash flow hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income and reclassified to earnings when the hedged item impacts earnings. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test, such as a regression analysis, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. Additional disclosures include cumulative basis adjustments for fair value hedges and the effect of hedging on individual income statement line items. As a result of the adoption, the Company reclassified $0.2 million of prior year losses into accumulated other comprehensive loss, net.

The Company recognized $0.8 million and $1.5 million of interest expense, included in interest expense in the consolidated statements of income, under its interest rate swap contracts during the three and nine months ended September 30, 2019, respectively. The Company also recognized $0.4 million and $1.0 million of rental revenue, included in operating lease revenue in the consolidated statements of income, under its cross currency swap contract during the three and nine months ended September 30, 2019, respectively.

The Company recognized $1.4 million and $4.5 million of interest expense, included in interest expense in the consolidated statements of income, under its interest rate swap contracts during the three and nine months ended September 30, 2018, respectively.  The Company also recognized $0.3 million and $0.5 million of rental revenue, included in operating lease revenue in the consolidated statements of income, under its cross currency swap contract during the three and nine months ended September 30, 2018, respectively.

Designated Derivatives

The Company’s cross currency swap and certain of its interest rate derivatives have been designated as cash flow hedges. Changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.

As of September 30, 2019, the Company had the following designated derivative instrument classified as derivative asset on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss
Cross currency swap contract	1	11/26/25	1 EURO to $1.3068	$61,067	$6,177	$5,405
Accrued rent				—	23	—
Total - designated derivative asset	1			$61,067	$6,200	$5,405

As of September 30, 2019, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	31	2/9/23-12/8/25	2.28%-3.13%	$826,565	$(33,425)	$(28,496)
Accrued interest				—	(662)	—
Total – designated derivative liabilities	31			$826,565	$(34,087)	$(28,496)

Dedesignated Derivatives

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated. At September 30, 2019, the Company had an accumulated other comprehensive loss, net of tax, of $0.2 million, which will be amortized over the remaining term of the interest rate swap contracts. During the nine months ended September 30, 2019, the Company amortized $0.5 million from accumulated other comprehensive loss, net of tax, into interest expense.

As of September 30, 2019, the Company had the following dedesignated and undesignated derivative instruments classified as derivative assets on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	2	2/15/22	0.99%-1.07%	$48,728	$436	$—
Accrued interest				—	20	—
Total – dedesignated derivative assets	2			$48,728	$456	$—

As of September 30, 2019, the Company had the following dedesignated and undesignated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	14	11/9/21-6/15/23	1.93%-3.03%	$102,955	$(3,502)	$(249)
Accrued interest				—	(29)	—
Total – dedesignated derivative liabilities	14			$102,955	$(3,531)	$(249)

During the nine months ended September 30, 2019, one interest rate swap contract matured and the Company terminated two other interest rate swap contracts.

In 2019, the Company reclassified $2.1 million and $2.3 million of accumulated comprehensive loss, net of tax to loss on derivative instruments during the three and nine months ended September 30, 2019, respectively.